Dividends	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Dividends [Abstract]
Dividends	7. Dividends The Company has not declared a dividend for the year ended 30 June 2023 (2022: $nil).	7. Dividends The Company has not declared a dividend for the year ended 30 June 2022 (2021: $nil).